Related Party Transactions and Balances - Schedule of Balances with Related Parties (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025
Related Party Transactions and Balances - Schedule of Balances with Related Parties (Details) [Line Items]
Contract liabilities — related parties	$ 84,704,620	$ 80,348,303
VSUN USA [Member]
Related Party Transactions and Balances - Schedule of Balances with Related Parties (Details) [Line Items]
Accounts receivable – related parties	2,678,368	486,378
VSun China [Member]
Related Party Transactions and Balances - Schedule of Balances with Related Parties (Details) [Line Items]
Accounts receivable – related parties		8,317
Related Party [Member]
Related Party Transactions and Balances - Schedule of Balances with Related Parties (Details) [Line Items]
Accounts receivable – related parties	2,678,368	494,695
Prepayments — a related party	72,264	72,264
Accounts payable – related parties	2,640,420	3,269,212
Due to related parties	51,098,926	62,328,287
VSUN [Member]
Related Party Transactions and Balances - Schedule of Balances with Related Parties (Details) [Line Items]
Prepayments — a related party	72,264	72,264
VSun China [Member]
Related Party Transactions and Balances - Schedule of Balances with Related Parties (Details) [Line Items]
Accounts payable – related parties		3,269,212
VSun Bac Ninh [Member]
Related Party Transactions and Balances - Schedule of Balances with Related Parties (Details) [Line Items]
Accounts payable – related parties	2,640,420
VSUN [Member]
Related Party Transactions and Balances - Schedule of Balances with Related Parties (Details) [Line Items]
Contract liabilities — related parties	69,521,039	78,856,795
VSUN USA [Member]
Related Party Transactions and Balances - Schedule of Balances with Related Parties (Details) [Line Items]
Contract liabilities — related parties	15,153,340	1,491,508
VSun Bac Ninh [Member]
Related Party Transactions and Balances - Schedule of Balances with Related Parties (Details) [Line Items]
Contract liabilities — related parties	30,241
Borrowings [Member] | VSUN [Member]
Related Party Transactions and Balances - Schedule of Balances with Related Parties (Details) [Line Items]
Due to related parties	48,462,185	48,530,388
Borrowings [Member] | VSun USA [Member]
Related Party Transactions and Balances - Schedule of Balances with Related Parties (Details) [Line Items]
Due to related parties		11,000,000
Interest payable [Member] | VSUN [Member]
Related Party Transactions and Balances - Schedule of Balances with Related Parties (Details) [Line Items]
Due to related parties	2,625,567	2,390,023
Other operating expenses [Member] | VSUN [Member]
Related Party Transactions and Balances - Schedule of Balances with Related Parties (Details) [Line Items]
Due to related parties	10,084	10,098
Other operating expenses [Member] | Other [Member]
Related Party Transactions and Balances - Schedule of Balances with Related Parties (Details) [Line Items]
Due to related parties	1,000	1,000
VSun USA [Member] | Interest payable [Member]
Related Party Transactions and Balances - Schedule of Balances with Related Parties (Details) [Line Items]
Due to related parties		$ 396,778